UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.8%
AUSTRALIA 11.4%
REAL ESTATE
DIVERSIFIED 5.8%
BGP Holdings PLC (EUR)(a),(b)	56,622,235	$1,003,828
Charter Hall Group	1,351,036	5,690,871
Dexus Property Group	2,917,542	21,740,935
Ingenia Communities Group	3,398,281	7,037,213
Mirvac Group	329,990	592,753
		36,065,600
INDUSTRIALS 2.8%
Goodman Group	2,676,675	17,300,568

OFFICE 1.3%
Investa Office Fund	2,303,164	8,129,707

SELF STORAGE 1.5%
National Storage REIT	7,722,187	9,055,637
TOTAL AUSTRALIA		70,551,512

AUSTRIA 2.6%
REAL ESTATE—RESIDENTIAL
BUWOG AG	530,405	15,897,826

BELGIUM 1.9%
REAL ESTATE
RESIDENTIAL 0.9%
Aedifica SA	60,280	5,686,772

SELF STORAGE 1.0%
Warehouses De Pauw SCA	55,605	6,276,219
TOTAL BELGIUM		11,962,991

BRAZIL 0.5%
REAL ESTATE—RETAIL
BR Malls Participacoes SA	757,385	3,364,667

CANADA 3.2%
REAL ESTATE
OFFICE 2.2%
Allied Properties REIT	422,105	13,477,590

RETAIL 1.0%
Smart Real Estate Investment Trust	256,870	6,060,712
TOTAL CANADA		19,538,302

	Number of Shares	Value
FRANCE 4.2%
REAL ESTATE
DIVERSIFIED 1.0%
Fonciere des Regions	63,662	$6,613,032

OFFICE 3.2%
Gecina SA	121,250	19,661,503
TOTAL FRANCE		26,274,535

GERMANY 10.1%
REAL ESTATE
OFFICE 2.3%
Alstria Office REIT AG	1,012,682	14,464,406

RESIDENTIAL 7.3%
ADO Properties SA, 144A(c)	157,576	7,787,589
Deutsche Wohnen AG	820,428	34,830,337
LEG Immobilien AG	25,615	2,591,184
		45,209,110
RETAIL 0.5%
VIB Vermoegen AG	114,775	2,930,097
TOTAL GERMANY		62,603,613

HONG KONG 17.5%
REAL ESTATE
DIVERSIFIED 13.6%
CK Asset Holdings Ltd.	3,816,000	31,581,801
Hang Lung Properties Ltd.	6,888,000	16,347,934
Sun Hung Kai Properties Ltd.	2,200,627	35,749,343
		83,679,078
RETAIL 3.9%
Link REIT	3,001,000	24,318,104
TOTAL HONG KONG		107,997,182

JAPAN 21.4%
REAL ESTATE
DIVERSIFIED 13.1%
Activia Properties	2,339	9,707,292
Hoosiers Holdings	318,600	3,315,535
Hulic Co., Ltd.	47,500	465,608
LaSalle Logiport REIT	6,079	5,920,981
Mitsubishi Estate Co., Ltd.	446,807	7,768,744

	Number of Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	927	$2,306,687
Mitsui Fudosan Co., Ltd.	1,198,092	25,979,511
Sumitomo Realty & Development Co., Ltd.	403,000	12,194,757
Tokyo Tatemono Co., Ltd.	1,025,622	13,115,930
		80,775,045
OFFICE 4.7%
Daiwa Office Investment Corp.	1,733	8,670,775
Kenedix Office Investment Corp.	1,901	10,457,401
Nippon Building Fund	1,906	9,502,475
		28,630,651
RESIDENTIAL 2.2%
Daiwa House REIT Investment Corp.	3,737	8,946,881
Japan Rental Housing Investments	6,863	4,842,677
		13,789,558
RETAIL 1.4%
Japan Retail Fund Investment Corp.	4,911	8,811,650
TOTAL JAPAN		132,006,904

NORWAY 1.4%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	618,130	8,459,561

SINGAPORE 2.2%
REAL ESTATE
DIVERSIFIED 0.6%
Keppel DC REIT	3,614,400	3,530,598

HEALTH CARE 1.2%
Parkway Life Real Estate Investment Trust	3,634,100	7,233,639

INDUSTRIALS 0.4%
Ascendas Real Estate Investment Trust	1,307,500	2,564,009
TOTAL SINGAPORE		13,328,246

SPAIN 3.7%
REAL ESTATE
DIVERSIFIED 3.7%
Hispania Activos Inmobiliarios SA	88,071	1,587,390
Merlin Properties Socimi SA	1,514,690	20,981,293
		22,568,683

	Number of Shares	Value
Neinor Homes SA, 144A(b),(c)	8,192	$175,246
TOTAL SPAIN		22,743,929

SWEDEN 4.9%
REAL ESTATE
DIVERSIFIED 2.1%
Fastighets AB Balder, Class B(b)	234,190	6,089,877
Hufvudstaden AB	411,342	7,019,919
		13,109,796
HOTEL 1.1%
Pandox AB	355,494	6,769,527

RESIDENTIAL 0.7%
D. Carnegie & Co. AB(b)	193,476	2,719,862
Victoria Park AB, Class B	435,002	1,655,645
		4,375,507
RETAIL 1.0%
Catena AB	336,324	6,049,364
TOTAL SWEDEN		30,304,194

UNITED KINGDOM 13.8%
REAL ESTATE
DIVERSIFIED 0.5%
LondonMetric Property PLC	1,475,487	3,286,026
HEALTH CARE 2.0%
Assura PLC	14,300,136	12,014,683

INDUSTRIALS 5.2%
Segro PLC	3,499,364	25,133,820
Tritax Big Box REIT PLC	3,756,808	7,168,588
		32,302,408
OFFICE 1.9%
Derwent London PLC	168,865	6,322,235
Great Portland Estates PLC	392,963	3,217,344
Workspace Group PLC	207,659	2,469,584
		12,009,163
RESIDENTIAL 1.7%
PRS REIT PLC/The(b)	1,815,821	2,500,112

		Number of Shares	Value
UNITE Group PLC/The		863,542	$7,955,377
			10,455,489
RETAIL 0.5%
Capital & Regional PLC		3,893,197	2,960,580
SELF STORAGE 2.0%
Big Yellow Group PLC		600,421	6,090,548
Safestore Holdings PLC		1,092,825	6,394,968
			12,485,516
TOTAL UNITED KINGDOM			85,513,865

TOTAL INVESTMENTS (Identified cost—$542,532,119)	98.8%		610,547,327

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		7,281,602

NET ASSETS	100.0%		$617,828,929

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Security value is determined based on significant unobservable inputs (Level 3).

(b)         Non-income producing security.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $16,422,396 or 2.7% of the net assets of the Fund, of which 0.0% are illiquid.

Sector Summary	% of Net Assets

Diversified	40.5
Office	16.9
Residential	15.4
Retail	8.8
Industrials	8.4
Self Storage	4.5
Health Care	3.2
Other	1.2
Hotel	1.1

100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.  If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with investing in those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Australia	$70,551,512	$69,547,684	$—	$1,003,828	(a)
Other Countries	539,995,815	539,995,815	—	—
Total Investments(b)	$610,547,327	$609,543,499	$—	$1,003,828

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) BGP Holding PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Australia
Balance as of December 31, 2016	$3,123,219
Sales(a)	(2,532,749)
Realized gain (loss)	2,532,749
Change in unrealized appreciation (depreciation)	(2,119,391)
Balance as of September 30, 2017	$1,003,828

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $413,358.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at September 30, 2017	Technique	Inputs	Values
Common Stock - Australia	$1,003,828	Estimated Distributions Less Discount Rate	Discount Rate	10.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock - Australia is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in this input may result in a materially lower (higher) fair value measurement.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017